Condensed Parent Company Financial Information	12 Months Ended
Dec. 31, 2011
Condensed Parent Company Financial Information

30. Condensed Parent Company Financial Information

Condensed balance sheets of EverBank Financial Corp as of December 31, 2011 and 2010 are as follows:

	2011	2010
Assets
Cash and cash equivalents	$4,389	$12,596
Investment in subsidiaries:
Bank subsidiary	1,070,888	1,116,902
Nonbank subsidiaries	4,760	3,654

Total investment in subsidiaries	1,075,648	1,120,556
Other assets	1,180	2,466

Total Assets	$1,081,217	$1,135,618

Liabilities
Accounts payable and accrued liabilities	$6,408	$4,757
Due to subsidiaries, net	3,394	3,913
Trust preferred securities (Note 16)	103,750	113,750

Total Liabilities	113,552	122,420
Shareholders’ Equity (Note 17)	967,665	1,013,198

Total Liabilities and Shareholders’ Equity	$1,081,217	$1,135,618

Condensed statements of income of EverBank Financial Corp for the years ended December 31, 2011, 2010 and 2009 are as follows:

	2011	2010	2009
Income
Bargain purchase gain	$—	$68,056	$—
Gain on extinguishment of debt	4,400	5,735	—
Other income	312	47	43

Total income	4,712	73,838	43
Expense
Interest expense	6,641	7,769	8,676
Noninterest expense	661	569	387

Total expense	7,302	8,338	9,063

Income (loss) before income tax benefit	(2,590)	65,500	(9,020)
Income tax benefit	(796)	(951)	(3,147)

Income (loss) before equity in earnings of subsidiaries	(1,794)	66,451	(5,873)
Equity in earnings of subsidiaries	54,523	122,449	59,238

Net Income	$52,729	$188,900	$53,365

Condensed statements of cash flows of EverBank Financial Corp for the years ended December 31, 2011, 2010 and 2009 are as follows:

	2011	2010	2009
Operating Activities:
Net income	$52,729	$188,900	$53,365
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries	(54,523)	(122,449)	(59,238)
Amortization of gain on interest rate swaps	(51)	666	—
Dividends received from bank subsidiary	8,800	6,800	6,800
Deferred income taxes	13	2,109	—
Bargain purchase gain	—	(68,056)	—
Gain on extinguishment of debt	(4,400)	(5,735)	—
Other operating activities	(50)	(11)	(51)
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Other assets	(761)	(206)	376
Accounts payable and accrued liabilities	130	(516)	(179)
Due to subsidiaries	99	—	282

Net cash provided by operating activities	1,986	1,502	1,355

Investing Activities:
Capital contributions	(2,500)	(1)	(57,000)

Net cash used in investing activities	(2,500)	(1)	(57,000)

Financing Activities:
Purchase of trust preferred securities	(5,600)	(3,515)	—
Repurchase of common stock	(3,537)	(508)	(1,806)
Proceeds from issuance of common stock	1,672	281	64,959
Dividends paid	(228)	(227)	(225)

Net cash (used in) provided by financing activities	(7,693)	(3,969)	62,928

Net Increase (Decrease) in Cash and Cash Equivalents	(8,207)	(2,468)	7,283
Cash and Cash Equivalents
Beginning of year	12,596	15,064	7,781

End of year	$4,389	$12,596	$15,064